Subsequent Event (Details) - CNY (¥)	Mar. 21, 2019	Dec. 31, 2018
Subsequent Event (Textual)
Percentage of ownership by company		51.00%
Subsequent Event [Member] | Arki Investment Consulting Ltd [Member]
Subsequent Event (Textual)
Percentage of ownership by company	100.00%
Registered capital	¥ 200,000